Provision for Site Reclamation (Tables)	12 Months Ended
Dec. 31, 2018
Provision For Site Reclamation Tables Abstract
Schedule of Provision Site Reclamation

Railroad-Pinion
$
Balance as at December 31, 2016 and 2017	-
Increase in estimate	946,010
Foreign exchange adjustment	56,351
Accretion expense	2,138
Balance as at December 31, 2018	1,004,499